Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Global Value Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class A
Trading Symbol	IEVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. D
eriv
atives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]	Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%

Columbia Global Value Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Advisor Class
Trading Symbol	RSEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net a sse
ts. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]	Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%

Columbia Global Value Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class C
Trading Symbol	REVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 98	1.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or fo re
ign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]	Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%

Columbia Global Value Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional Class
Trading Symbol	CEVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]	Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%

Columbia Global Value Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repr esented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%

Columbia Global Value Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CEVYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Rep
resen
tation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%

Columbia Global Value Fund Class R
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class R
Trading Symbol	REVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 72	1.36%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.36%
Net Assets	$ 835,422,304
Holdings Count | Holding	78
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 835,422,304
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise
noted
. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2024 the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
UnitedHealth Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.6%
Shell PLC	2.5%
Walmart, Inc.	2.5%
DTE Energy Co.	2.1%
Northern Star Resources Ltd.	2.0%
Thermo Fisher Scientific, Inc.	2.0%
Citigroup, Inc.	1.9%